STATEMENTS OF CONSOLIDATED CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income	$ 791,000,000	$ 368,000,000	$ 1,792,000,000
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)	109,000,000	(28,000,000)	84,000,000
Income (loss) from continuing operations	682,000,000	396,000,000	1,708,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,225,000,000	1,230,000,000	1,020,000,000
Depreciation and amortization on assets held for sale	62,000,000	13,000,000	16,000,000
Amortization of deferred financing costs	29,000,000	48,000,000	24,000,000
Deferred income taxes	69,000,000	48,000,000	(770,000,000)
Amortization of intangible assets in Non-utility cost of revenues	24,000,000	0	0
Goodwill impairment	48,000,000	0	0
Unrealized loss (gain) on marketable securities	282,000,000	(22,000,000)	7,000,000
Loss (gain) on indexed debt securities	292,000,000	232,000,000	(49,000,000)
Write-down of natural gas inventory	4,000,000	2,000,000	0
Equity in earnings of unconsolidated affiliates	(230,000,000)	(307,000,000)	(265,000,000)
Distributions from unconsolidated affiliates	261,000,000	267,000,000	0
Pension contributions	(109,000,000)	(69,000,000)	(48,000,000)
Changes in other assets and liabilities, excluding acquisitions:
Accounts receivable and unbilled revenues, net	226,000,000	(154,000,000)	(216,000,000)
Inventory	(52,000,000)	1,000,000	(7,000,000)
Taxes receivable	(106,000,000)	0	30,000,000
Accounts payable	(455,000,000)	220,000,000	136,000,000
Fuel cost recovery	92,000,000	33,000,000	(85,000,000)
Non-trading derivatives, net	(64,000,000)	103,000,000	(84,000,000)
Margin deposits, net	(56,000,000)	5,000,000	(55,000,000)
Interest and taxes accrued	54,000,000	40,000,000	5,000,000
Net regulatory assets and liabilities	(114,000,000)	28,000,000	(107,000,000)
Other current assets	(22,000,000)	0	(3,000,000)
Other current liabilities	(107,000,000)	(24,000,000)	34,000,000
Other assets	103,000,000	6,000,000	(4,000,000)
Other liabilities	(54,000,000)	12,000,000	36,000,000
Other, net	9,000,000	12,000,000	24,000,000
Net cash provided by operating activities	1,638,000,000	2,136,000,000	1,417,000,000
Cash Flows from Investing Activities:
Capital expenditures	(2,506,000,000)	(1,651,000,000)	(1,426,000,000)
Acquisitions, net of cash acquired	(5,991,000,000)	0	(132,000,000)
Distributions from unconsolidated affiliates in excess of cumulative earnings	42,000,000	30,000,000	297,000,000
Proceeds from sale of marketable securities	0	398,000,000	0
Proceeds from sale of assets	5,000,000	0	0
Purchase of investments	(6,000,000)	0	0
Other, net	35,000,000	16,000,000	4,000,000
Net cash provided by (used in) investing activities	(8,421,000,000)	(1,207,000,000)	(1,257,000,000)
Cash Flows from Financing Activities:
Increase (decrease) in short-term borrowings, net	0	(39,000,000)	4,000,000
Proceeds from (payments of) commercial paper, net	1,891,000,000	(1,543,000,000)	349,000,000
Proceeds from long-term debt, net	2,916,000,000	2,495,000,000	1,096,000,000
Payments of long-term debt	(1,302,000,000)	(484,000,000)	(1,211,000,000)
Loss on reacquired debt	0	0	(5,000,000)
Debt and equity issuance costs	(20,000,000)	(47,000,000)	(13,000,000)
Payment of dividends on Common Stock	(577,000,000)	(499,000,000)	(461,000,000)
Payment of dividends on preferred stock	(118,000,000)	(11,000,000)	0
Proceeds from issuance of Common Stock, net	0	1,844,000,000	0
Proceeds from issuance of preferred stock, net	0	1,740,000,000	0
Distribution to ZENS holders	0	(398,000,000)	0
Other, net	(14,000,000)	(5,000,000)	(4,000,000)
Net cash provided by (used in) financing activities	2,776,000,000	3,053,000,000	(245,000,000)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(4,007,000,000)	3,982,000,000	(85,000,000)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	4,278,000,000	296,000,000	381,000,000
Cash, Cash Equivalents and Restricted Cash at End of Year	271,000,000	4,278,000,000	296,000,000
CenterPoint Energy Houston Electric, LLC
Cash Flows from Operating Activities:
Net income	356,000,000	336,000,000	433,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	648,000,000	917,000,000	724,000,000
Amortization of deferred financing costs	12,000,000	11,000,000	13,000,000
Deferred income taxes	(24,000,000)	(38,000,000)	(98,000,000)
Changes in other assets and liabilities, excluding acquisitions:
Accounts receivable and unbilled revenues, net	38,000,000	11,000,000	(73,000,000)
Accounts receivable/payable–affiliated companies	(23,000,000)	20,000,000	(46,000,000)
Inventory	(12,000,000)	(16,000,000)	15,000,000
Taxes receivable	5,000,000	(5,000,000)	6,000,000
Accounts payable	13,000,000	(1,000,000)	59,000,000
Non-trading derivatives, net	(25,000,000)	5,000,000	0
Interest and taxes accrued	13,000,000	(2,000,000)	7,000,000
Net regulatory assets and liabilities	(48,000,000)	(97,000,000)	(148,000,000)
Other current assets	(5,000,000)	(2,000,000)	(6,000,000)
Other current liabilities	(9,000,000)	(26,000,000)	16,000,000
Other assets	5,000,000	(3,000,000)	13,000,000
Other liabilities	(12,000,000)	17,000,000	(4,000,000)
Other, net	(14,000,000)	(12,000,000)	(6,000,000)
Net cash provided by operating activities	918,000,000	1,115,000,000	905,000,000
Cash Flows from Investing Activities:
Capital expenditures	(1,025,000,000)	(922,000,000)	(875,000,000)
(Increase) decrease in notes receivable–affiliated companies	(481,000,000)	0	96,000,000
Other, net	11,000,000	11,000,000	3,000,000
Net cash provided by (used in) investing activities	(1,495,000,000)	(911,000,000)	(776,000,000)
Cash Flows from Financing Activities:
Proceeds from long-term debt, net	696,000,000	398,000,000	298,000,000
Payments of long-term debt	(458,000,000)	(434,000,000)	(411,000,000)
Dividend to parent	(376,000,000)	(209,000,000)	(180,000,000)
Increase (decrease) in notes payable–affiliated companies	(1,000,000)	(59,000,000)	60,000,000
Debt issuance costs	(8,000,000)	(4,000,000)	(3,000,000)
Contribution from parent	590,000,000	200,000,000	0
Other, net	(1,000,000)	0	0
Net cash provided by (used in) financing activities	442,000,000	(108,000,000)	(236,000,000)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(135,000,000)	96,000,000	(107,000,000)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	370,000,000	274,000,000	381,000,000
Cash, Cash Equivalents and Restricted Cash at End of Year	235,000,000	370,000,000	274,000,000
CenterPoint Energy Resources Corp.
Cash Flows from Operating Activities:
Net income	212,000,000	208,000,000	745,000,000
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)	23,000,000	110,000,000	245,000,000
Income (loss) from continuing operations	189,000,000	98,000,000	500,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	293,000,000	280,000,000	263,000,000
Depreciation and amortization on assets held for sale	12,000,000	13,000,000	16,000,000
Amortization of deferred financing costs	9,000,000	9,000,000	9,000,000
Deferred income taxes	7,000,000	64,000,000	(162,000,000)
Goodwill impairment	48,000,000	0	0
Write-down of natural gas inventory	4,000,000	2,000,000	0
Equity in earnings of unconsolidated affiliates	0	184,000,000	265,000,000
Distributions from unconsolidated affiliates	0	176,000,000	0
Changes in other assets and liabilities, excluding acquisitions:
Accounts receivable and unbilled revenues, net	252,000,000	(155,000,000)	(143,000,000)
Accounts receivable/payable–affiliated companies	(6,000,000)	9,000,000	0
Inventory	(12,000,000)	17,000,000	(22,000,000)
Accounts payable	(305,000,000)	163,000,000	64,000,000
Fuel cost recovery	86,000,000	33,000,000	(85,000,000)
Non-trading derivatives, net	(60,000,000)	98,000,000	(82,000,000)
Margin deposits, net	(56,000,000)	5,000,000	(55,000,000)
Interest and taxes accrued	2,000,000	13,000,000	1,000,000
Net regulatory assets and liabilities	(10,000,000)	50,000,000	(27,000,000)
Other current assets	1,000,000	4,000,000	2,000,000
Other current liabilities	22,000,000	(3,000,000)	15,000,000
Other assets	5,000,000	5,000,000	(8,000,000)
Other liabilities	(38,000,000)	6,000,000	6,000,000
Other, net	0	1,000,000	6,000,000
Net cash provided by operating activities	466,000,000	814,000,000	278,000,000
Cash Flows from Investing Activities:
Capital expenditures	(776,000,000)	(633,000,000)	(513,000,000)
Acquisitions, net of cash acquired	0	0	(132,000,000)
(Increase) decrease in notes receivable–affiliated companies	114,000,000	(114,000,000)	0
Distributions from unconsolidated affiliates in excess of cumulative earnings	0	47,000,000	297,000,000
Other, net	0	3,000,000	2,000,000
Net cash provided by (used in) investing activities	(662,000,000)	(697,000,000)	(346,000,000)
Cash Flows from Financing Activities:
Increase (decrease) in short-term borrowings, net	0	(39,000,000)	4,000,000
Proceeds from (payments of) commercial paper, net	167,000,000	(688,000,000)	329,000,000
Proceeds from long-term debt, net	0	599,000,000	298,000,000
Payments of long-term debt	0	0	(550,000,000)
Dividend to parent	(120,000,000)	(360,000,000)	(601,000,000)
Increase (decrease) in notes payable–affiliated companies	0	(570,000,000)	570,000,000
Loss on reacquired debt	0	0	(5,000,000)
Debt issuance costs	0	(5,000,000)	(4,000,000)
Contribution from parent	129,000,000	960,000,000	38,000,000
Other, net	(3,000,000)	(1,000,000)	0
Net cash provided by (used in) financing activities	173,000,000	(104,000,000)	79,000,000
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(23,000,000)	13,000,000	11,000,000
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	25,000,000	12,000,000	1,000,000
Cash, Cash Equivalents and Restricted Cash at End of Year	$ 2,000,000	$ 25,000,000	$ 12,000,000